Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2014
Investments
Fair Value Measured on Recurring Basis

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 695.4 million on a recurring basis as of March 31, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)

Trading account securities	Rs.	65,077.9	Rs.	25.9	Rs.	65,052.0

Securities Available-for-Sale		908,128.9		341.1		907,787.8

Total	Rs.	973,206.8	Rs.	367.0	Rs.	972,839.8

The following table summarizes investments measured at fair value excluding investments carried at cost of Rs. 704.4 million (US$ 11.4 million) on a recurring basis as of September 30, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)
			(In millions)

Trading account securities	Rs.	37,172.5	Rs.	0	Rs.	37,172.5

Securities Available-for-Sale		1,117,322.6		503.5		1,116,819.1

Total	Rs.	1,154,495.1	Rs.	503.5	Rs.	1,153,991.6

	US$	18,644.9	US$	8.1	US$	18,636.8

Derivative
Fair Value Measured on Recurring Basis

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)

Derivative assets	Rs.	142,479.3	Rs.	0	Rs.	142,479.3	Rs.	0

Derivative liabilities	Rs.	124,176.3	Rs.	0	Rs.	124,176.3	Rs.	0

The following table summarizes derivative instruments measured at fair value on a recurring basis as of September 30, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)

Derivative assets	Rs.	85,507.2	Rs.	0	Rs.	85,507.2	Rs.	0

Derivative liabilities	Rs.	76,726.8	Rs.	0	Rs.	76,726.8	Rs.	0